UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end   :     NOVEMBER 30

Date of reporting period:     DECEMBER 1, 2004 - MAY 31, 2005

                                             (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

May 31, 2005

•	Managers Money Market Fund

MANAGERS MONEY MARKET FUND

Semi-Annual Report

May 31, 2005

(unaudited)

Nothing contained herein is to be considered an offer or sale or a solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder,

As you may know, in April Managers Investment Group launched a new Web site at www.managersinvest.com. The new site provides you with expanded information on The Managers Funds, especially the people, philosophy and process behind each of the Funds. We invite you to visit the site and bookmark it for future reference.

I am pleased to report that on March 22, 2005, The Managers Funds was named Best Fixed Income Group in the smaller fund family category by Lipper, the mutual fund research and analysis company. The Lipper Fund Awards recognize fund families that deliver consistently strong relative performance for their fund shareholders. The Lipper Fund Award 2005 that we received was given for our performance last year, before the Fremont Funds joined our fund family.

The Managers Funds was honored for the performance of six of our fixed income funds, including U.S. and foreign corporate, high yield, short- and long-duration, and government bond funds. In the fixed income asset class, The Managers Funds competed with 78 other eligible smaller fund groups to win the award.

The Managers Funds cited by the Lipper Fund Award were: Managers Bond (Long-Term Bond), Managers Fixed Income (Intermediate-Term Bond), Managers Global Bond (World Bond), Managers High Yield (High Yield Bond), Managers Intermediate Duration Government (Short-Term Government Bond), and Managers Short Duration Government (Ultrashort Bond).

Also, in May our Managers Bond Fund, subadvised by Dan Fuss of Loomis Sayles, was given the Standard & Poor’s/BusinessWeek Excellence in Fund Management Award, developed for fund managers who have “proven histories of strong fund management anchored by track records of consistently sound returns” (see www.standardandpoors.com).

Should you have any questions about any of our Funds or this report, please feel free to contact us at 1-800-835-3879, or visit www.managersinvest.com. We thank you for your investment.

Sincerely,

Peter M. Lebovitz
President
The Managers Funds

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Fund incurs only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The table below reflects the combined expenses of the Fund and the Capital Shares of the JPMorgan Liquid Assets Money Market Fund (the “Portfolio”), in which the Fund currently invests all of its assets.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended May 31, 2005	Expense Ratio	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period*
Managers Money Market Fund
Actual	0.52%	$1,000	$1,011	$2.61
Hypothetical (5% return before expenses)	0.52%	$1,000	$1,023	$2.62

*	Expenses are equal to the Fund’s annualized expense ratio plus its pro rata share of the expenses of the Portfolio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Managers Money Market Fund

Average Annual Total Returns (unaudited)

		Periods ended June 30, 2005
	Six Months	One Year	Five Years	Ten Years	Since Inception	Inception Date
Managers Money Market Fund	1.12%	1.77%	2.20%	3.73%	4.93%	Jun-84
3-Month Treasury Bill	1.29%	2.15%	2.62%	3.97%	5.36%

		Periods ended May 31, 2005
	Six Months	One Year	Five Years	Ten Years	Since Inception	Inception Date
Managers Money Market Fund	1.05%	1.60%	2.27%	3.75%	4.94%	Jun-84
3-Month Treasury Bill	1.28%	1.99%	2.66%	4.00%	5.35%

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

The listed returns on the Fund are net of expenses and the returns on the index are absent any expenses. All returns are in U.S. dollars($). Returns for periods greater than one year are annulized. Index performance data has been compiled by the respective trademark holder of the index for comparison purposes only. From time to time the Fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

Managers Money Market Fund

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Investment in JPMorgan Liquid Assets Money Market Fund Institutional Class Shares (cost $28,245,167)		$28,245,167
Receivable for Fund shares sold		6,856,402
Dividend receivable		71,162
Prepaid expenses		23,476

Total assets		35,196,207

Liabilities:
Payable for Fund shares repurchased		1,038,807
Dividends payable to shareholders		11,701
Administration fee payable		3,676
Other accrued expenses		23,817

Total liabilities		1,078,001

Net Assets		$34,118,206

Shares outstanding		34,121,581

Net asset value, offering and redemption price per share		$1.00

Net Assets Represent:
Paid-in capital		$34,118,206

Statement of Operations
For the six months ended May 31, 2005 (unaudited)
Investment Income:

Dividend income		$362,086

Expenses:
Administration fees	$22,228
Transfer agent	17,628
Registration fees	8,161
Professional fees	9,361
Reports to shareholders	2,396
Accounting fees	2,992
Trustees’ fees and expenses	1,187
Miscellaneous expenses	1,286

Total expenses before offsets	65,239

Less: Expense reductions	(12,417)

Total expenses		52,822

Net Investment Income		$309,264

The accompanying notes are an integral part of these financial statements.

Managers Money Market Fund

Statement of Changes in Net Assets

	For the six months ended May 31, 2005 (unaudited)	For the fiscal year ended November 30, 2004
Increase (Decrease) in Net Assets From Operations:

Net investment income	$309,264	$343,173

Distributions to Shareholders:

From net investment income	(309,264)	(343,173)

From Capital Share Transactions (at a constant $1.00 per share):
Proceeds from sale of shares	50,305,225	88,575,684
Reinvestment of dividends	303,217	326,297
TCost of shares repurchased	(64,134,857)	(74,307,202)

Net increase (decrease) from capital share transactions	(13,526,415)	14,594,779

Total increase (decrease) in net assets	(13,526,415)	14,594,779

Net Assets:
Beginning of period	47,644,621	33,049,842

End of period	$34,118,206	$47,644,621

The accompanying notes are an integral part of these financial statements.

Managers Money Market Fund

Financial Highlights

For a share of capital stock outstanding throughout each fiscal period

	For the six months ended May 31, 2005 (g) (unaudited)		Fiscal year ended November 30,
			2004(a)		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from Investment Operations:
Net investment income	0.010		0.008		0.007		0.014		0.042		0.059
Less Distributions to Shareholders from:
Net investment income	(0.010)		(0.008)		(0.007)		(0.014)		(0.042)		(0.059)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return	1.05	%(b,e)	0.82	%(b)	0.69	%(b)	1.40	%(b)	4.27%		6.05	%(b)
Ratio of net expenses to average net assets	0.36	%(d)	0.36%		0.38%		0.37%		0.44	%(c)	0.49	%(c)
Ratio of net investment income to average net assets	2.09	%(d)	0.86%		0.69%		1.41%		4.18%		5.89%
Net assets at end of period (000’s omitted)	$34,118		$47,645		$33,050		$37,625		$35,712		$66,593

Expense Waivers/Offsets (f)
Ratio of total expenses to average net assets	0.44	%(d)	0.44%		0.43%		0.43%		0.44%		0.51%
Ratio of net investment income to average net assets	2.00	%(d)	0.78%		0.64%		1.35%		4.18%		5.87%

(a)	Prior to May 14, 2004 the Fund invested all of its assets in the Institutional Class Shares of the JPMorgan Prime Money Market Fund. (See Notes to Financial Statements.)

(b)	Total returns and net investment income would have been lower had certain expenses not been reduced during the year.

(c)	Prior to September 4, 2001 the Fund invested all of its investable assets under a “Master-Feeder” arrangement under which expenses of the Master were allocated to the Fund.

(d)	Annualized.

(e)	Not annualized

(f)	Ratio information assuming no reduction of Fund expenses due to waivers, reimbursements or expenses offsets. (See Notes to Financial Statements.)

(g)	Prior to February 19, 2005 the Fund invested all of its assets in the Institutional Class Shares of the JPMorgan Liquid Assets Money Market Fund. (See Notes to Financial Statements.)

Managers Money Market Fund

Notes to Financial Statements

May 31, 2005 (unaudited)

Managers Money Market Fund (the “Fund”) is a series of The Managers Funds (the “Trust”), an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of a number of investment series, (collectively the “Funds”). Prior to February 19, 2005, the Fund invested all of its investable assets in the Institutional Class Shares of the JPMorgan Liquid Assets Money Market Fund. Upon completion of the integration of the JPMorgan Funds and the One Group Mutual Funds on February 19, 2005, the Fund invests all of its investable assets in the Capital Shares of the JPMorgan Liquid Assets Money Market Fund (the “Portfolio”), a separate registered open-end management investment company with substantially the same investment objective and policies as the Fund. The Portfolio is a series of the JPMorgan Trust II, a business trust organized under the laws of The Commonwealth of Massachusetts. The investment manager of the Portfolio is JPMorgan Investment Advisors Inc. (“JPMIA”). The performance of the Fund is directly affected by the performance of the Portfolio.

(1) Summary of Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments

The investment in the Portfolio is valued at its end of day net asset value per share. The Portfolio’s underlying investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and therefore assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

(b) Security Transactions

Dividends declared by the Portfolio accrue daily and are paid monthly.

(c) Investment Income and Expenses

As a shareholder of the Portfolio, the Fund receives its proportionate share of the dividends paid by such class, which takes into consideration the Fund’s proportionate share of net investment income and expenses of such class. Expenses incurred by the Trust, which cannot be directly attributed to the Fund are apportioned among the Fund and other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has an “omnibus account” arrangement with JPMIA, the shareholder servicing agent of the Portfolio, whereby the Fund is credited with a factor of 0.05% of the average daily assets invested in the Portfolio. This credit serves to reduce transfer agent expenses that would otherwise be charged to the Fund. For the six months ended May 31, 2005 the transfer agent expense was reduced under this arrangement by $7,409.

(d) Dividends and Distributions

Income dividends and capital gain distributions, if any, normally will be declared daily and paid on the third to the last business day of the month. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ

Notes to Financial Statements (continued)

from generally accepted accounting principles. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements. As of November 30, 2004, the approximate cost for Federal income tax purposes is $43,211,411.

(f) Capital Stock

The Trust’s Declaration of Trust authorizes for the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At May 31, 2005, certain shareholders, including one affiliated shareholder, held greater than 10% of the outstanding shares of the Fund as follows: two own collectively 66%.

(2) Agreements and Transactions with Affiliates

The Trust has entered into an Administrative and Shareholder Servicing Agreement under which Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Administrator”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as the Fund’s administrator and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services of the Fund. For these services, the Fund is required to pay the Administrator 0.15% of the Fund’s average daily net assets per annum. Beginning May 14, 2004 the Administrator voluntarily agreed to waive 0.05% of the Fund’s average daily net assets until March 31, 2005. For the six months ended May 31, 2005 the amount waived was $5,008. The Fund is distributed by Managers Distributors, Inc., (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Administrator, AMG and/or MDI.

The aggregate annual retainer paid to each Independent Trustee for all Trusts in the Fund family is $52,000, plus $2,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $5,000 per year. The Fund paid $1,187 for the six months ended May 31, 2005 representing the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in The Managers Funds complex.

(3) Commitments and contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109-2881

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

For ManagersChoice Only

PFPC Brokerage Services, Inc.

P.O. Box 61487

King of Prussia, Pennsylvania 19406

(800) 358-7668

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Bramwell Capital Management, Inc.

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FIRST QUADRANT TAX-MANAGED EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company LLP

INTERNATIONAL GROWTH

Wellington Management Company LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE-CAP EQUITY

Renaissance Investment Management

RORER MID-CAP

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Veredus Asset Management LLC

Westport Asset Management, Inc.

STRUCTURED CORE

First Quadrant, L.P.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt, LLC

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J .P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. For a complete list of the Fund’s portfolio holdings, view the most recent monthly holdings report, semi-annual report, or annual report at www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

Not applicable.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls. There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	August 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	August 9, 2005

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	August 9, 2005